Related party transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	R$ 29,037,817	R$ 33,034,587
Derivatives Measured At Fair Value Through Profit Or Loss, Net	(2,104,812)	(3,117,113)
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	29,208,610	31,521,469
Loans and other values with customers	1,811,464	3,570,744
Other Assets	113,198	1,059,745
Warranties and Limits	9,357	(258)
Liabilities	(31,759,147)	(35,499,284)
Deposits from credit institutions	(17,014,920)	(19,044,798)
Securities	(201,054)	(128,593)
Customer deposits	(935,966)	(828,107)
Other Liabilities - Dividends and Interest on Capital Payable		(564,786)
Other Liabilities	(434,530)	(844,393)
Debt Instruments Eligible for Capital	(13,172,677)	(14,088,607)
Income	421,276	549,638
Interest and similar income - Loans and amounts due from credit institutions	49,508	76,695
Warranties and Limits	37,769	63
Interest expense and similar charges - Customer deposits	410,518	(540,586)
Fee and commission income (expense)	3,432,585	2,624,792
Gains (losses) on financial assets and liabilities and exchange differences (net)	(1,099,679)	(346,502)
Administrative expenses and amortization	(724,994)	(593,461)
Result on disposal of assets not classified as non-current assets held for sale
Debt Instruments Eligible for Capital	(863,395)	(658,163)
Other Administrative expenses - Donation		(13,200)
Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Assets	25,737	19,776
Derivatives Measured At Fair Value Through Profit Or Loss, Net
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)
Loans and other values with customers	16,380	20,034
Other Assets
Warranties and Limits	9,357	(258)
Liabilities	(263,592)	(821,529)
Deposits from credit institutions
Securities	(201,054)	(128,593)
Customer deposits	(31,040)	(28,672)
Other Liabilities - Dividends and Interest on Capital Payable
Other Liabilities	(31,498)	(664,264)
Debt Instruments Eligible for Capital
Income	18,223	(429,512)
Interest and similar income - Loans and amounts due from credit institutions	2,388	1,421
Warranties and Limits	37,769	63
Interest expense and similar charges - Customer deposits	(22,685)	(431,539)
Fee and commission income (expense)	495	273
Gains (losses) on financial assets and liabilities and exchange differences (net)	256	270
Administrative expenses and amortization
Result on disposal of assets not classified as non-current assets held for sale
Debt Instruments Eligible for Capital
Other Administrative expenses - Donation
Parent [member]
IfrsStatementLineItems [Line Items]
Assets	4,671,501	895,492
Derivatives Measured At Fair Value Through Profit Or Loss, Net	(3,138,996)	(3,043,904)
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	7,800,513	3,930,078
Loans and other values with customers		109
Other Assets	9,984	9,209
Warranties and Limits
Liabilities	(23,541,990)	(25,832,894)
Deposits from credit institutions	(10,167,933)	(11,178,490)
Securities
Customer deposits
Other Liabilities - Dividends and Interest on Capital Payable		(564,786)
Other Liabilities	(201,380)	(1,011)
Debt Instruments Eligible for Capital	(13,172,677)	(14,088,607)
Income	(1,217,332)	(694,221)
Interest and similar income - Loans and amounts due from credit institutions	47,120	5,902
Warranties and Limits
Interest expense and similar charges - Customer deposits	(111,024)	(88,585)
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities and exchange differences (net)	(88,674)	192,088
Administrative expenses and amortization	(201,359)	(145,463)
Result on disposal of assets not classified as non-current assets held for sale
Debt Instruments Eligible for Capital	(863,395)	(658,163)
Other Administrative expenses - Donation
Joint Controlled Companies And Other Related Party [Member]
IfrsStatementLineItems [Line Items]
Assets	24,340,579	32,119,319
Derivatives Measured At Fair Value Through Profit Or Loss, Net	1,034,184	(73,209)
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	21,408,097	27,591,391
Loans and other values with customers	1,795,084	3,550,601
Other Assets	103,214	1,050,536
Warranties and Limits
Liabilities	(7,953,565)	(8,844,861)
Deposits from credit institutions	(6,846,987)	(7,866,308)
Securities
Customer deposits	(904,926)	(799,435)
Other Liabilities - Dividends and Interest on Capital Payable
Other Liabilities	(201,652)	(179,118)
Debt Instruments Eligible for Capital
Income	1,620,385	1,673,360
Interest and similar income - Loans and amounts due from credit institutions		69,372
Warranties and Limits
Interest expense and similar charges - Customer deposits	(276,809)	(20,462)
Fee and commission income (expense)	3,432,090	2,624,519
Gains (losses) on financial assets and liabilities and exchange differences (net)	(1,011,261)	(538,871)
Administrative expenses and amortization	(523,635)	(447,998)
Result on disposal of assets not classified as non-current assets held for sale
Debt Instruments Eligible for Capital
Other Administrative expenses - Donation		R$ 13,200